Share Capital (Details) ¥ in Thousands		12 Months Ended
	Feb. 28, 2018 $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Common stock, par value (in dollars per share) | $ / shares					$ 0.00005	$ 0.00005
Ordinary shares authorize					1,000,000,000	1,000,000,000
Ordinary shares outstanding					310,627,024	310,627,024
Dividends on ordinary shares declared | ¥		¥ 0	¥ 0	¥ 0
MOLBASE Inc.
Stock issued during the period	310,627,024
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005